Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001129928
Registrant Name	ONCOLYTICS BIOTECH INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES